INCOME TAXES (Details 4) - USD ($) $ in Thousands	Jun. 30, 2023	Mar. 31, 2023
Deferred tax assets:
Net operating loss	$ (4,594)	$ (4,131)
Deferred tax asset (unrecognized)	1,500	1,500
Deferred tax asset	(3,094)	(2,631)
Deferred tax liabilities:
In-process research and development	13,510	13,195
Deferred tax liability	13,510	13,195
Net deferred tax liability	$ 10,416	$ 10,564